Financial Instruments - Seller Earnouts - Additional Information (Details) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of seller earnouts		$ 96	$ 135
Loss (gain) from change in fair value of seller earnouts	$ 26	$ (38)
Seller Earnouts Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination, contingent consideration, liability expected holding period		5 years 6 months 3 days
Seller Earnouts Liability | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		50
Seller Earnouts Liability | Risk-free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		3.98